INVESTMENT OF THE PLAN AND THE PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED THRIFT AND TAX-DEFERRED SAVINGS PLAN (THRIFT PLAN) IN THE MASTER TRUST (Tables) - EBP 006	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Investment	Master Trust investments consisted of:

	As of December 31,
	2025	2024
	(Thousands)
Investments of Master Trust at fair value:
Cash, Cash Equivalents and Short-Term Investments	$80,221	$75,295
Common Stock of Public Service Enterprise Group Incorporated*	275,664	306,730
Mutual Funds	715,936	701,953
Collective Investment Trusts	2,720,750	2,324,876
Fixed Income Securities	208,141	181,783
Fidelity BrokerageLink (a)	314,391	272,072
Total Investments, at fair value	4,315,103	3,862,709
Investment of Master Trust, at contract value:
Investment contracts (Stable Value Fund)	513,580	586,216
Net Accounts Payable (a)	(10,299)	(7,586)
Total Investments of Master Trust	$4,818,384	$4,441,339

(a)
Includes interest and dividends and receivables and payables related to pending securities sales and purchases.

* Permitted party-in-interest transactions.

For the Year Ended
December 31, 2025
(Thousands)
Investment Income of Master Trust:
Net Appreciation in Fair Value of Mutual Funds, Collective Investment Trusts, Fixed Income and Preferred Securities	$518,817
Net Appreciation in Fair Value of Fidelity BrokerageLink (a)	29,630
Net Appreciation in Fair Value of Common Stock of Public Service Enterprise Group Incorporated*	27,673
Interest from Investment Contracts	14,960
Dividends from Common Stock of Public Service Enterprise Group Incorporated*	9,047
Total Investment Income, Net	$600,127

(a)
Amounts primarily relate to equity investments in stocks and in mutual funds. The net change in fair value is primarily comprised of realized/unrealized gains or losses and dividends earned on these equity investments.

* Permitted party-in-interest transactions.

As of December 31, 2025 and 2024, the Plan's interest in Master Trust investments consisted of:

	As of December 31,
	2025	2024
	(Thousands)
Plan Interest in Master Trust investments at fair value:
Cash, Cash Equivalents and Short-Term Investments	$31,072	$34,846
Common Stock of Public Service Enterprise Group Incorporated*	149,655	166,129
Mutual Funds	345,564	340,064
Collective Investment Trusts	1,327,825	1,127,292
Fixed Income Securities	107,692	92,642
Fidelity BrokerageLink (a)	125,117	105,520
Total Investments, at fair value	2,086,925	1,866,493
Investment of Master Trust, at contract value:
Investment contracts (Stable Value Fund)	249,774	295,293
Net Accounts Receivable (Payable) (a)	(2,106)	(1,978)
Total Plan Interest in Master Trust Investments	$2,334,593	$2,159,808
(a)
Includes interest and dividends and receivables and payables related to pending securities sales and purchases.

* Permitted party-in-interest transactions.

Schedule of Changes in Net Assets of Master Trust

The changes in net assets of the Master Trust for the year ended December 31, 2025 are summarized as follows:

For the Year Ended
December 31, 2025
(Thousands)
Changes in Net Assets:
Net Appreciation of Investments	$576,120
Dividends from Common Stock of Public Service Enterprise Group Incorporated*	9,047
Interest from Investment Contracts	14,960
Net Investment Income, Net	600,127
Administrative Expenses	(4,602)
Net Transfers	(218,480)
Increase in Net Assets	377,045
Net Assets:
Beginning of Year	4,441,339
End of Year	$4,818,384

* Permitted party-in-interest transactions.

Summary of Stable Value Fund	As of December 31, 2025, the Stable Value Fund was comprised of the following:

Issuer	Expiration	Effective Rate	Contract Value (Thousands)
Met Tower Life (A)	Open-Ended	2.75%	$63,876
Pacific Life Insurance (A)	Open-Ended	2.84%	91,391
Prudential Ins Co. (A)	Open-Ended	2.64%	88,600
RGA (A)	Open-Ended	2.65%	88,346
Transamerica (A)	Open-Ended	2.67%	90,670
Voya Retirement & Annuity Co. (A)	Open-Ended	2.74%	90,697
Total Investment Contracts			513,580
Investment in BlackRock Financial Mgmt Short-Term Investment		3.63%	15,513
Total Stable Value Fund			$529,093

(A)
Managed by INVESCO Institutional, Inc.

As of December 31, 2024, the Stable Value Fund was comprised of the following:

Issuer	Expiration	Effective Rate	Contract Value (Thousands)
Met Tower Life (A)	Open-Ended	2.74%	$72,880
Pacific Life Insurance (A)	Open-Ended	2.67%	104,243
Prudential Ins Co. (A)	Open-Ended	2.58%	101,169
RGA (A)	Open-Ended	2.61%	100,903
Transamerica (A)	Open-Ended	2.68%	103,529
Voya Retirement & Annuity Co. (A)	Open-Ended	2.74%	103,492
Total Investment Contracts			586,216
Investment in BlackRock Financial Mgmt Short-Term Investment		4.37%	11,043
Total Stable Value Fund			$597,259

(A)
Managed by INVESCO Institutional, Inc.